Digital Assets - Schedule of Additional Information About BTC Digital Assets (Details) - BTC [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Crypto Asset, Activity [Line Items]
Opening balance
Purchases of BTC	630,300
Purchases of BTC from exchange of USDT	748,200
Purchases of BTC from exchange of ENA	2,632,100
Exchange of BTC into ENA	(115,300)
Exchange loss	(400)
Changes in fair value of BTC	(1,707,300)
Ending balance	$ 2,187,600